Income Taxes - Schedule of Income Tax Provision (Details) (10K) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Federal Current
Federal Deferred		3,066,159
State Current
State Deferred	3,118,124	491,036
Valuation allowance	(3,118,124)	(3,557,196)
Income tax provision